UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23C-2 UNDER THE INVESTMENT COMPANY ACT OF 1940

File No. 814-00061

CAPITAL SOUTHWEST CORPORATION
(Exact Name Of Registrant As Specified In Charter)

5400 Lyndon B. Johnson Freeway, Suite 1300
Dallas, Texas 75240
(Address of Principal Executive Offices) (Zip Code)

The undersigned hereby notifies the Securities and Exchange Commission that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended.

(1)	Title of the class of securities of Capital Southwest Corporation (the “Company”) to be redeemed:

5.95% Notes due 2022 (CUSIP: 140501 206; NASDAQ: CSWCL) (the "Notes").

(2)	Date on which the securities are to be redeemed:

The Notes will be redeemed on April 3, 2020.

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Notes are to be redeemed pursuant to (i) Article Eleven of the Company’s base indenture governing the Notes, dated as of October 23, 2017 (the “Base Indenture”), between the Company and U.S. Bank National Association, as trustee, as amended (the “Indenture”) and (ii) Section 1.01(h) of the First Supplemental Indenture, dated as of December 15, 2017, between the Company and U.S. Bank National Association, as trustee (the “First Supplemental Indenture”).

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company will redeem $35,000,000 in aggregate principal amount of the $77,136,175 in aggregate principal amount of issued and outstanding Notes pursuant to the terms of the Base Indenture and the First Supplemental Indenture. Such redemption shall be effected by lot.

SIGNATURES

Pursuant to the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 27th day of February, 2020.

Capital Southwest Corporation

By:	/s/ Bowen S. Diehl
Name: Bowen S. Diehl
Title: Chief Executive Officer and President